Stockholders' Equity and Mezzanine Equity - Stock Option Plan (Details) - Wag Labs, Inc. - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding beginning		7,580,496		7,383,320	7,580,496	7,383,320	7,383,320
Outstanding ending	7,540,964				7,540,964		7,580,496	7,383,320
Weighted- average grant date fair value
Granted							$ 0.03	$ 0.06
Total stock-based compensation expense	$ 40,000	$ 54,000	$ 61,000	$ 61,000	$ 94,000	$ 122,000	$ 222,000	$ 285,000
Weighted-Average Remaining Contractual Life (Years)							8 years 2 months 12 days	9 years 21 days
Vested and Exercisable							$ 5,247,785	$ 3,613,661
Aggregate intrinsic value of options outstanding and exercisable							1,200,000	204,000
Intrinsic value of options exercised							0	$ 0
Aggregate stock compensation expense remaining to be amortized							$ 200,000
Stock compensation expense expected to be recognized over a weighted average period							1 year 10 months 13 days
Options
Weighted- average grant date fair value
Expected dividend yield							0.00%	0.00%
Volatility (%)							57.93%	54.25%
Volatility (%)							59.49%	57.73%
Risk-free interest rate (%)							0.71%	0.32%
Risk-free interest rate (%)							1.55%	0.95%
Operations and support
Weighted- average grant date fair value
Total stock-based compensation expense	9,000		9,000		18,000	18,000	$ 36,000	$ 32,000
Sales and marketing
Weighted- average grant date fair value
Total stock-based compensation expense	2,000		4,000		5,000	8,000	11,000	9,000
General and administrative
Weighted- average grant date fair value
Total stock-based compensation expense	$ 29,000		$ 48,000		$ 71,000	$ 96,000	$ 175,000	$ 244,000
Maximum | Options
Weighted- average grant date fair value
Expected term							9 years 11 months 19 days	10 years
Minimum | Options
Weighted- average grant date fair value
Expected term							5 years 2 months 12 days	5 years 6 months 29 days
0.09
Number of Options
Outstanding beginning		6,199,710		6,512,000	6,199,710	6,512,000	6,512,000
Outstanding ending							6,199,710	6,512,000
Weighted average exercise price
Outstanding, beginning		$ 0.09		$ 0.09	$ 0.09	$ 0.09	$ 0.09
Outstanding, ending							$ 0.09	$ 0.09
Weighted- average grant date fair value
Weighted-Average Remaining Contractual Life (Years)							8 years 2 months 16 days	9 years 2 months 9 days
Vested and Exercisable							$ 4,294,192	$ 2,908,482
0.16
Number of Options
Outstanding beginning		321,061			321,061
Outstanding ending							321,061
Weighted average exercise price
Outstanding, beginning		$ 0.16			$ 0.16
Outstanding, ending							$ 0.16
Weighted- average grant date fair value
Weighted-Average Remaining Contractual Life (Years)							9 years 1 month 28 days
Vested and Exercisable							$ 201,631
0.26
Number of Options
Outstanding beginning		254,100			254,100
Outstanding ending							254,100
Weighted average exercise price
Outstanding, beginning		$ 0.26			$ 0.26
Outstanding, ending							$ 0.26
Weighted- average grant date fair value
Weighted-Average Remaining Contractual Life (Years)							9 years 11 months 19 days
0.86
Number of Options
Outstanding beginning		6,025		6,025	6,025	6,025	6,025
Outstanding ending							6,025	6,025
Weighted average exercise price
Outstanding, beginning		$ 0.86		$ 0.86	$ 0.86	$ 0.86	$ 0.86
Outstanding, ending							$ 0.86	$ 0.86
Weighted- average grant date fair value
Weighted-Average Remaining Contractual Life (Years)							5 years 2 months 12 days	6 years 2 months 12 days
Vested and Exercisable							$ 6,025	$ 6,025
2.17
Number of Options
Outstanding beginning		24,282		24,282	24,282	24,282	24,282
Outstanding ending							24,282	24,282
Weighted average exercise price
Outstanding, beginning		$ 2.17		$ 2.17	$ 2.17	$ 2.17	$ 2.17
Outstanding, ending							$ 2.17	$ 2.17
Weighted- average grant date fair value
Weighted-Average Remaining Contractual Life (Years)							5 years 7 months 24 days	6 years 7 months 24 days
Vested and Exercisable							$ 24,282	$ 24,282
2.78
Number of Options
Outstanding beginning		544,009		607,143	544,009	607,143	607,143
Outstanding ending							544,009	607,143
Weighted average exercise price
Outstanding, beginning		$ 2.78		$ 2.78	$ 2.78	$ 2.78	$ 2.78
Outstanding, ending							$ 2.78	$ 2.78
Weighted- average grant date fair value
Weighted-Average Remaining Contractual Life (Years)							7 years 4 months 6 days	8 years 3 months 3 days
Vested and Exercisable							$ 490,346	$ 441,002
2.96
Number of Options
Outstanding beginning		231,309		233,870	231,309	233,870	233,870
Outstanding ending							231,309	233,870
Weighted average exercise price
Outstanding, beginning		$ 2.96		$ 2.96	$ 2.96	$ 2.96	$ 2.96
Outstanding, ending							$ 2.96	$ 2.96
Weighted- average grant date fair value
Weighted-Average Remaining Contractual Life (Years)							6 years 9 months 10 days	7 years 8 months 19 days
Vested and Exercisable							$ 231,309	$ 233,870
2014 Plan
Stock Option Plan
Vesting period (in years)					4 years		4 years
Expiration period (in years)					10 years		10 years
Number of Options
Outstanding beginning		7,580,496		7,383,320	7,580,496	7,383,320	7,383,320	3,930,520
Granted							628,302	6,662,863
Exercised					(20,499)		(29,061)	(21,917)
Cancelled/forfeited					(19,033)		(402,065)	(3,188,146)
Outstanding ending	7,540,964				7,540,964		7,580,496	7,383,320
Weighted average exercise price
Outstanding, beginning		$ 0.39		$ 0.41	$ 0.39	$ 0.41	$ 0.41	$ 2.89
Granted							0.20	0.09
Exercised					0.12		0.09	0.29
Cancelled/forfeited					0.70		0.54	2.80
Outstanding, ending	$ 0.39				0.39		0.39	0.41
Weighted- average grant date fair value
Outstanding, beginning		$ 0.13		$ 0.20	0.13	$ 0.20	0.20	1.41
Granted							0.03	0.06
Exercised					0.04		0.04	0.16
Cancelled/forfeited					0.29		0.27	1.40
Outstanding, ending	$ 0.14				$ 0.14		$ 0.13	$ 0.20